Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Oct. 17, 2011 Class A Common Stock	Oct. 17, 2011 Class B Common Stock
Entity Registrant Name	GNC HOLDINGS, INC.
Entity Central Index Key	0001502034
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	true
Amendment Description	Amended the S1 with 3Q Financial Information.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status		Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding			92,023,956	13,782,311
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3